STOCK OPTIONS AND WARRANTS (Tables)	12 Months Ended
Dec. 31, 2015
Issuance of common stock to founders, Shares
Summary warrant activity

A summary of the Company’s warrant activity for the years ended December 31, 2015 and 2014 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price
Outstanding, December 31, 2013	12,590,467	$0.55
Granted	4,022,936	0.30
Exercised	(179,633)	0.25
Expired	(58,500)	25.09
Outstanding, December 31, 2014	16,375,270	$0.40
Granted	50,543,837	0.16
Exercised	—	—
Expired	—	—
Outstanding, December 31, 2015	66,919,107	$0.18

As of December 31, 2015, t

Outstanding warrants to purchase its common stock

As of December 31, 2015, the Company had the following outstanding warrants to purchase shares of its Common Stock:

Warrants Outstanding	Weighted Average Exercise Price Per Share	Weighted Average Remaining Life (Yrs.)
61,453	$30.00	0.06
63,098,264	$0.15	4.13
1,120,479	$0.25	1.74
1,474,435	$0.38	1.53
1,164,476	$0.19	4.76
66,919,107	$0.18	4.04

Stock option activity

Stock option activity during the year ended December 31, 2015 is summarized as follows:

	Options Outstanding	Weighted Average Exercise Price
Options outstanding at December 31, 2014	12,379,593	$0.37
Exercised	-	-
Granted	-	-
Forfeited	(12,379,593)	0.37
Expired	-	-
Options outstanding at December 31, 2015	-	$-